As filed with the Securities and Exchange Commission on October 14, 2025
Registration No. 333-197214
811-02091

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 17 ☒
(Check appropriate box or boxes.)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 337
(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
(Exact Name of Registrant)

Principal Life Insurance Company
(Name of Depositor)

The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 247-6785
(Depositor's Telephone Number, including Area Code)

Kate F. Stecklein
The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Copies To:
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980
Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for Principal® Pivot Series Variable Annuity, an individual, flexible premium, deferred variable annuity (File No. 333-197214) (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of correcting a filing transmission error. Part A of the Registration Statement is hereby incorporated by reference to the prospectus, dated May 1, 2025, filed in Post-Effective Amendment No. 16 to the Registration Statement on April 30, 2025, as well as the prospectus supplement dated July 11, 2025, filed on July 11, 2025. Parts B and C of the Registration Statement are included herein.

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

Principal® Pivot Series Variable Annuity

Statement of Additional Information

dated May 1, 2025

This Statement of Additional Information provides information about the Principal® Pivot Series Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2025.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal® Pivot Series Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Pivot Series Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and Principal Life Insurance Company Separate Account B. The audited financial statements incorporated in this Statement of Additional Information have been included in reliance upon the report of Ernst & Young LLP, given its authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last fiscal year PSI has received and retained the following commissions:
For applications signed on or after May 1, 2018:

2024 received/retained	2023 received/retained	2022 received/retained
$5,069,374/$0	$6,085,017/$0	$5,720,874/$0
For applications signed on or after April 6, 2017 and before May 1, 2018:

2024 received/retained	2023 received/retained	2022 received/retained
$56,293/$0	$76,346/$0	$62,290/$0
For applications signed before April 6, 2017:

2024 received/retained	2023 received/retained	2022 received/retained
$169,360/$0	$192,894/$0	$191,565/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the Liquidity Max ("No Surrender Charge Rider") and for the Contract with the Liquidity Max ("No Surrender Charge Rider").

The Contract was not offered prior to October 9, 2014. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from premium payments which, if included, would reduce the “yield” and “effective yield.”
For applications signed on or after May 1, 2018:

	Yield For the Period Ended December 31, 2024
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	3.30%	3.34%
with a surrender charge	-2.70%	-2.66%
For applications signed on or after April 6, 2017 and before May 1, 2018:

	Yield For the Period Ended December 31, 2024
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	3.05%	3.08%
with a surrender charge	-2.95%	-2.92%
For applications signed before April 6, 2017:

	Yield For the Period Ended December 31, 2024
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	2.89%	2.92%
with a surrender charge	-3.11%	-3.08%
with Liquidity Max ("No Surrender Charge Rider") but without surrender charge	2.64%	2.67%

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
For applications signed on or after May 1, 2018, the following are hypothetical average annual total returns for the period ending December 31, 2024 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	8.92%	5.93%	6.11%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	10.71%	9.68%	7.91%
1290 VT Micro Cap Portfolio	04/18/2014	19.14%	8.93%	9.07%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	15.48%	8.79%	8.56%
1290 VT Socially Responsible Portfolio	08/31/1999	20.76%	12.69%	11.21%
ALPS Global Opportunity	10/24/2014	17.10%	7.08%	8.21%
American Funds Asset Allocation	08/01/1989	15.22%	7.22%	7.20%
American Funds Global Small Capitalization	04/30/1998	1.33%	1.96%	4.71%
American Funds IS Growth Income	12/14/2012	22.97%	11.87%	11.05%
American Funds Managed Risk Asset Allocation	09/28/2012	13.75%	4.50%	5.04%
American Funds Managed Risk Growth	05/01/2013	22.55%	10.45%	9.55%
American Funds Managed Risk International	05/01/2013	-1.22%	-3.27%	-0.02%
American Funds Washington Mutual Investors	07/05/2001	17.94%	11.06%	9.13%
American New World	06/17/1999	5.51%	3.49%	5.13%
BlackRock 60/40 Target Allocation ETF	04/30/2014	10.50%	6.05%	5.63%
Blackrock Advantage SMID Cap VI	04/20/1982	10.85%	7.58%	8.09%
BlackRock Global Allocation VI	02/28/1992	8.09%	4.92%	4.49%
Blue Chip	12/09/2020	20.07%			9.54%
BNY Mellon IP MidCap Stock	12/29/2000	11.47%	8.16%	6.38%
Calvert VP EAFE International Index	11/12/2002	2.15%	3.39%	3.78%
Calvert VP Investment Grade Bond Index	03/31/2003	0.01%	-1.37%	0.17%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	23.93%	18.38%	16.72%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	10.15%	6.12%	6.40%
Calvert VP S&P MidCap 400 Index	05/03/1999	12.42%	8.95%	8.23%
ClearBridge Small Cap Growth	02/02/2007	3.43%	4.33%	6.82%
Columbia Limited Duration Credit	05/07/2010	3.83%	1.03%	1.27%
Columbia Small Cap Value	06/01/2000	7.84%	10.13%	8.12%
Core Plus Bond	12/10/1987	0.13%	-0.86%	0.78%
Deutsche Alternative Asset Allocation	01/30/2009	4.49%	3.17%	2.02%
Deutsche Small Mid Cap Value	05/01/1996	4.98%	4.70%	4.37%
Diversified Balanced Managed Volatility	10/31/2013	7.99%	4.49%	4.85%
Diversified Growth Managed Volatility	10/31/2013	10.37%	6.19%	6.19%
Diversified International	03/23/1994	3.90%	3.84%	4.23%
Equity Income	04/28/1998	14.34%	7.32%	8.35%
Fidelity VIP Contrafund	01/03/1995	32.43%	15.86%	12.44%
Fidelity VIP Energy Portfolio	07/19/2001	3.22%	11.22%	3.31%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	6.58%	4.09%	4.93%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	8.30%	5.44%	6.19%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	11.94%	8.00%	7.83%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	12.68%	8.23%	7.94%
Fidelity VIP Gov't Money Market	01/12/2000	4.04%	1.39%	0.64%
Fidelity VIP Health Care Portfolio	07/18/2001	4.05%	4.36%	6.94%
Fidelity VIP Mid Cap	12/28/1998	16.28%	10.21%	8.08%
Fidelity VIP Overseas	01/28/1987	4.00%	4.69%	5.22%
Franklin Global Real Estate	01/24/1989	-1.09%	-1.06%	1.49%
Franklin Income VIP Fund	02/29/2008	6.25%	4.37%	4.33%
Franklin Rising Dividends	01/27/1992	9.83%	9.35%	9.47%
Franklin US Government Securities VIP	03/14/1989	0.59%	-1.29%	-0.27%
Global Emerging Markets	10/24/2000	5.69%	1.36%	2.39%
Goldman Sachs VIT Mid Cap Value	01/09/2006	11.29%	8.75%	6.87%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	2.49%	2.29%	0.92%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	17.91%	7.91%	7.84%
Government & High Quality Bond	05/06/1993	-0.16%	-1.94%	-0.23%
Guggenheim Floating Rate Strategies	04/22/2013	6.01%	3.03%	3.02%
Guggenheim Global Managed Futures Strategy	11/07/2008	-0.41%	2.93%	-0.05%
Guggenheim Multi-Hedge Strategies	11/29/2005	-4.40%	1.65%	0.87%
Guggenheim Rydex Basic Materials	05/02/2001	-3.23%	6.35%	5.58%
Guggenheim Rydex Commodities Strategy	09/30/2005	7.46%	5.30%	-0.77%
Guggenheim Rydex NASDAQ-100	05/07/1997	22.95%	16.98%	15.58%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.76%	1.73%	2.76%
Invesco VI EQV International Equity	09/19/2001	-0.43%	2.18%	3.28%
Invesco VI Global Health Care	04/30/2004	3.07%	2.59%	4.30%
Janus Henderson Balanced	12/31/1999	14.26%	7.24%	7.54%
Janus Henderson Enterprise	09/13/1993	14.44%	8.77%	11.25%
Janus Henderson Flexible Bond	09/13/1993	0.84%	-0.68%	0.55%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	10.15%			4.71%
Janus Henderson Global Technology Portfolio	01/18/2000	30.75%	16.90%	18.13%
LargeCap Growth I	05/26/1994	24.18%	13.07%	13.73%
LargeCap S&P 500 Index	05/03/1999	23.43%	13.08%	11.64%
LVIP American Century Value	05/01/1996	8.45%	7.59%	7.16%
LVIP American Century VP Inflation Protection	12/31/2002	0.76%	0.44%	0.92%
MFS New Discovery	05/01/1998	5.62%	3.91%	8.07%
MFS Utilities	01/03/1995	10.49%	4.80%	5.18%
MFS VIT International Value	08/23/2001	6.14%	4.08%	6.42%
Midcap	12/18/1987	19.06%	10.52%	11.41%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.81%	9.51%	9.39%
Neuberger Berman AMT Sustainable Equity	02/18/1999	24.56%	12.81%	10.31%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.86%	7.16%		6.99%
Northern Lights TOPS Balanced ETF	07/22/2015	5.76%	3.61%		3.91%
Northern Lights TOPS Conservative ETF	07/22/2015	4.95%	2.70%		2.91%
Northern Lights TOPS Growth ETF	07/22/2015	9.63%	6.28%		6.19%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	7.65%	4.98%		5.09%
PIMCO Emerging Market Bond	09/30/2002	6.72%	0.14%	2.55%
PIMCO VIT All Asset	04/30/2004	2.78%	3.51%	3.43%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	2.93%	5.94%	0.52%
PIMCO VIT High Yield	04/30/1998	6.08%	2.57%	3.69%
PIMCO VIT Low Duration	03/31/2006	3.59%	0.20%	0.37%
PIMCO VIT Total Return	12/31/1997	1.75%	-0.79%	0.73%
Principal Capital Appreciation	04/28/1998	24.57%	13.69%	11.99%
Principal LifeTime 2020	08/30/2004	6.60%	4.14%	4.68%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2030	08/30/2004	8.21%	5.41%	5.79%
Principal LifeTime 2040	08/30/2004	10.69%	6.84%	6.85%
Principal LifeTime 2050	08/30/2004	12.42%	7.79%	7.53%
Real Estate Securities	05/01/1998	4.60%	2.85%	5.16%
SAM Balanced	06/03/1997	11.52%	5.67%	5.69%
SAM Conservative Balanced	04/23/1998	7.85%	3.59%	4.06%
SAM Conservative Growth	06/03/1997	14.06%	7.41%	7.13%
SAM Flexible Income	09/09/1997	5.61%	2.03%	2.91%
SAM Strategic Growth	06/03/1997	15.78%	8.77%	7.94%
Short-Term Income	01/12/1994	4.28%	1.14%	1.24%
SmallCap	05/01/1998	5.84%	6.48%	6.91%
T Rowe Price Blue Chip Growth	12/29/2000	34.14%	13.31%	13.59%
Templeton Global Bond VIP	01/24/1989	-12.11%	-5.66%	-2.90%
The Merger Fund VL	05/31/2004	2.64%	2.61%	2.60%
US LargeCap Buffer April Account	03/29/2023	17.50%			17.03%
US LargeCap Buffer January Account	12/28/2022	17.38%			17.87%
US LargeCap Buffer July Account	06/29/2022	16.98%			14.16%
US LargeCap Buffer October Account	09/29/2022	18.26%			18.74%
VanEck VIP Global Gold Fund	04/26/2013	13.53%	4.63%	5.83%
VanEck VIP Global Resources	05/01/2006	-3.84%	6.46%	-0.23%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	2.92%	5.93%	6.11%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	4.71%	9.68%	7.91%
1290 VT Micro Cap Portfolio	04/18/2014	13.14%	8.93%	9.07%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	9.48%	8.79%	8.56%
1290 VT Socially Responsible Portfolio	08/31/1999	14.76%	12.69%	11.21%
ALPS Global Opportunity	10/24/2014	11.10%	7.08%	8.21%
American Funds Asset Allocation	08/01/1989	9.22%	7.22%	7.20%
American Funds Global Small Capitalization	04/30/1998	-4.67%	1.96%	4.71%
American Funds IS Growth Income	12/14/2012	16.97%	11.87%	11.05%
American Funds Managed Risk Asset Allocation	09/28/2012	7.75%	4.50%	5.04%
American Funds Managed Risk Growth	05/01/2013	16.55%	10.45%	9.55%
American Funds Managed Risk International	05/01/2013	-7.22%	-3.27%	-0.02%
American Funds Washington Mutual Investors	07/05/2001	11.94%	11.06%	9.13%
American New World	06/17/1999	-0.49%	3.49%	5.13%
BlackRock 60/40 Target Allocation ETF	04/30/2014	4.50%	6.05%	5.63%
Blackrock Advantage SMID Cap VI	04/20/1982	4.85%	7.58%	8.09%
BlackRock Global Allocation VI	02/28/1992	2.09%	4.92%	4.49%
Blue Chip	12/09/2020	14.07%			9.54%
BNY Mellon IP MidCap Stock	12/29/2000	5.47%	8.16%	6.38%
Calvert VP EAFE International Index	11/12/2002	-3.85%	3.39%	3.78%
Calvert VP Investment Grade Bond Index	03/31/2003	-5.99%	-1.37%	0.17%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	17.93%	18.38%	16.72%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	4.15%	6.12%	6.40%
Calvert VP S&P MidCap 400 Index	05/03/1999	6.42%	8.95%	8.23%
ClearBridge Small Cap Growth	02/02/2007	-2.57%	4.33%	6.82%
Columbia Limited Duration Credit	05/07/2010	-2.17%	1.03%	1.27%
Columbia Small Cap Value	06/01/2000	1.84%	10.13%	8.12%
Core Plus Bond	12/10/1987	-5.87%	-0.86%	0.78%
Deutsche Alternative Asset Allocation	01/30/2009	-1.51%	3.17%	2.02%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Deutsche Small Mid Cap Value	05/01/1996	-1.02%	4.70%	4.37%
Diversified Balanced Managed Volatility	10/31/2013	1.99%	4.49%	4.85%
Diversified Growth Managed Volatility	10/31/2013	4.37%	6.19%	6.19%
Diversified International	03/23/1994	-2.10%	3.84%	4.23%
Equity Income	04/28/1998	8.34%	7.32%	8.35%
Fidelity VIP Contrafund	01/03/1995	26.43%	15.86%	12.44%
Fidelity VIP Energy Portfolio	07/19/2001	-2.78%	11.22%	3.31%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	0.58%	4.09%	4.93%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	2.30%	5.44%	6.19%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	5.94%	8.00%	7.83%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	6.68%	8.23%	7.94%
Fidelity VIP Gov't Money Market	01/12/2000	-1.96%	1.39%	0.64%
Fidelity VIP Health Care Portfolio	07/18/2001	-1.95%	4.36%	6.94%
Fidelity VIP Mid Cap	12/28/1998	10.28%	10.21%	8.08%
Fidelity VIP Overseas	01/28/1987	-2.00%	4.69%	5.22%
Franklin Global Real Estate	01/24/1989	-7.09%	-1.06%	1.49%
Franklin Income VIP Fund	02/29/2008	0.25%	4.37%	4.33%
Franklin Rising Dividends	01/27/1992	3.83%	9.35%	9.47%
Franklin US Government Securities VIP	03/14/1989	-5.41%	-1.29%	-0.27%
Global Emerging Markets	10/24/2000	-0.31%	1.36%	2.39%
Goldman Sachs VIT Mid Cap Value	01/09/2006	5.29%	8.75%	6.87%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-3.51%	2.29%	0.92%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	11.91%	7.91%	7.84%
Government & High Quality Bond	05/06/1993	-6.16%	-1.94%	-0.23%
Guggenheim Floating Rate Strategies	04/22/2013	0.01%	3.03%	3.02%
Guggenheim Global Managed Futures Strategy	11/07/2008	-6.41%	2.93%	-0.05%
Guggenheim Multi-Hedge Strategies	11/29/2005	-10.40%	1.65%	0.87%
Guggenheim Rydex Basic Materials	05/02/2001	-9.23%	6.35%	5.58%
Guggenheim Rydex Commodities Strategy	09/30/2005	1.46%	5.30%	-0.77%
Guggenheim Rydex NASDAQ-100	05/07/1997	16.95%	16.98%	15.58%
Invesco VI Balanced-Risk Allocation	01/23/2009	-3.24%	1.73%	2.76%
Invesco VI EQV International Equity	09/19/2001	-6.43%	2.18%	3.28%
Invesco VI Global Health Care	04/30/2004	-2.93%	2.59%	4.30%
Janus Henderson Balanced	12/31/1999	8.26%	7.24%	7.54%
Janus Henderson Enterprise	09/13/1993	8.44%	8.77%	11.25%
Janus Henderson Flexible Bond	09/13/1993	-5.16%	-0.68%	0.55%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	4.15%			3.13%
Janus Henderson Global Technology Portfolio	01/18/2000	24.75%	16.90%	18.13%
LargeCap Growth I	05/26/1994	18.18%	13.07%	13.73%
LargeCap S&P 500 Index	05/03/1999	17.43%	13.08%	11.64%
LVIP American Century Value	05/01/1996	2.45%	7.59%	7.16%
LVIP American Century VP Inflation Protection	12/31/2002	-5.24%	0.44%	0.92%
MFS New Discovery	05/01/1998	-0.38%	3.91%	8.07%
MFS Utilities	01/03/1995	4.49%	4.80%	5.18%
MFS VIT International Value	08/23/2001	0.14%	4.08%	6.42%
Midcap	12/18/1987	13.06%	10.52%	11.41%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	16.81%	9.51%	9.39%
Neuberger Berman AMT Sustainable Equity	02/18/1999	18.56%	12.81%	10.31%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	4.86%	7.16%		6.99%
Northern Lights TOPS Balanced ETF	07/22/2015	-0.24%	3.61%		3.91%
Northern Lights TOPS Conservative ETF	07/22/2015	-1.05%	2.70%		2.91%
Northern Lights TOPS Growth ETF	07/22/2015	3.63%	6.28%		6.19%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	1.65%	4.98%		5.09%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO Emerging Market Bond	09/30/2002	0.72%	0.14%	2.55%
PIMCO VIT All Asset	04/30/2004	-3.22%	3.51%	3.43%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-3.07%	5.94%	0.52%
PIMCO VIT High Yield	04/30/1998	0.08%	2.57%	3.69%
PIMCO VIT Low Duration	03/31/2006	-2.41%	0.20%	0.37%
PIMCO VIT Total Return	12/31/1997	-4.25%	-0.79%	0.73%
Principal Capital Appreciation	04/28/1998	18.57%	13.69%	11.99%
Principal LifeTime 2020	08/30/2004	0.60%	4.14%	4.68%
Principal LifeTime 2030	08/30/2004	2.21%	5.41%	5.79%
Principal LifeTime 2040	08/30/2004	4.69%	6.84%	6.85%
Principal LifeTime 2050	08/30/2004	6.42%	7.79%	7.53%
Real Estate Securities	05/01/1998	-1.40%	2.85%	5.16%
SAM Balanced	06/03/1997	5.52%	5.67%	5.69%
SAM Conservative Balanced	04/23/1998	1.85%	3.59%	4.06%
SAM Conservative Growth	06/03/1997	8.06%	7.41%	7.13%
SAM Flexible Income	09/09/1997	-0.39%	2.03%	2.91%
SAM Strategic Growth	06/03/1997	9.78%	8.77%	7.94%
Short-Term Income	01/12/1994	-1.72%	1.14%	1.24%
SmallCap	05/01/1998	-0.16%	6.48%	6.91%
T Rowe Price Blue Chip Growth	12/29/2000	28.14%	13.31%	13.59%
Templeton Global Bond VIP	01/24/1989	-18.11%	-5.66%	-2.90%
The Merger Fund VL	05/31/2004	-3.36%	2.61%	2.60%
US LargeCap Buffer April Account	03/29/2023	11.50%			13.97%
US LargeCap Buffer January Account	12/28/2022	11.38%			15.74%
US LargeCap Buffer July Account	06/29/2022	10.98%			12.51%
US LargeCap Buffer October Account	09/29/2022	12.26%			16.94%
VanEck VIP Global Gold Fund	04/26/2013	7.53%	4.63%	5.83%
VanEck VIP Global Resources	05/01/2006	-9.84%	6.46%	-0.23%
For applications signed on or after April 6, 2017 and before May 1, 2018, the following are hypothetical average annual total returns for the period ending December 31, 2024 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	8.64%	5.67%	5.66%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	10.43%	9.41%	7.46%
1290 VT Micro Cap Portfolio	04/18/2014	18.84%	8.66%	8.61%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	15.18%	8.52%	8.10%
1290 VT Socially Responsible Portfolio	08/31/1999	20.45%	12.41%	10.74%
ALPS Global Opportunity	10/24/2014	16.80%	6.81%	7.95%
American Funds Asset Allocation	08/01/1989	14.92%	6.95%	6.94%
American Funds Global Small Capitalization	04/30/1998	1.07%	1.70%	4.45%
American Funds IS Growth Income	12/14/2012	22.46%	11.20%	10.36%
American Funds Managed Risk Asset Allocation	09/28/2012	13.46%	4.24%	4.79%
American Funds Managed Risk Growth	05/01/2013	22.24%	10.17%	9.29%
American Funds Managed Risk International	05/01/2013	-1.47%	-3.51%	-0.26%
American Funds Washington Mutual Investors	07/05/2001	17.64%	10.79%	8.86%
American New World	06/17/1999	5.24%	3.23%	4.87%
BlackRock 60/40 Target Allocation ETF	04/30/2014	10.22%	5.78%	5.38%
Blackrock Advantage SMID Cap VI	04/20/1982	10.56%	7.31%	7.83%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
BlackRock Global Allocation VI	02/28/1992	7.81%	4.65%	4.24%
Blue Chip	12/09/2020	19.76%			9.21%
BNY Mellon IP MidCap Stock	12/29/2000	11.18%	7.89%	6.12%
Calvert VP EAFE International Index	11/12/2002	1.89%	3.13%	3.52%
Calvert VP Investment Grade Bond Index	03/31/2003	-0.25%	-1.61%	-0.21%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	23.61%	17.86%	16.08%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	9.87%	5.85%	6.14%
Calvert VP S&P MidCap 400 Index	05/03/1999	12.14%	8.67%	7.96%
ClearBridge Small Cap Growth	02/02/2007	3.17%	4.07%	6.56%
Columbia Limited Duration Credit	05/07/2010	3.56%	0.78%	1.02%
Columbia Small Cap Value	06/01/2000	7.56%	9.86%	7.86%
Core Plus Bond	12/10/1987	-0.13%	-1.11%	0.35%
Deutsche Alternative Asset Allocation	01/30/2009	4.22%	2.91%	1.77%
Deutsche Small Mid Cap Value	05/01/1996	4.71%	4.44%	4.12%
Diversified Balanced Managed Volatility	10/31/2013	7.71%	4.23%	4.59%
Diversified Growth Managed Volatility	10/31/2013	10.08%	5.92%	5.93%
Diversified International	03/23/1994	3.63%	3.57%	3.79%
Equity Income	04/28/1998	14.05%	7.05%	8.08%
Fidelity VIP Contrafund	01/03/1995	32.09%	15.57%	12.17%
Fidelity VIP Energy Portfolio	07/19/2001	2.96%	10.73%	2.74%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	6.31%	3.83%	4.48%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	8.02%	5.17%	5.75%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	11.66%	7.72%	7.37%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	12.39%	7.96%	7.49%
Fidelity VIP Gov't Money Market	01/12/2000	3.77%	1.14%	0.40%
Fidelity VIP Health Care Portfolio	07/18/2001	3.79%	3.90%	6.36%
Fidelity VIP Mid Cap	12/28/1998	15.98%	9.93%	7.82%
Fidelity VIP Overseas	01/28/1987	3.73%	4.43%	4.96%
Franklin Global Real Estate	01/24/1989	-1.34%	-1.31%	1.25%
Franklin Income VIP Fund	02/29/2008	5.98%	4.10%	3.93%
Franklin Rising Dividends	01/27/1992	9.55%	9.07%	9.20%
Franklin US Government Securities VIP	03/14/1989	0.33%	-1.53%	-0.68%
Global Emerging Markets	10/24/2000	5.42%	1.10%	1.96%
Goldman Sachs VIT Mid Cap Value	01/09/2006	11.01%	8.48%	6.61%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	2.23%	2.04%	0.67%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	17.61%	7.63%	7.58%
Government & High Quality Bond	05/06/1993	-0.41%	-2.18%	-0.65%
Guggenheim Floating Rate Strategies	04/22/2013	5.73%	2.77%	2.77%
Guggenheim Global Managed Futures Strategy	11/07/2008	-0.66%	2.67%	-0.30%
Guggenheim Multi-Hedge Strategies	11/29/2005	-4.65%	1.39%	0.63%
Guggenheim Rydex Basic Materials	05/02/2001	-3.47%	6.08%	5.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	7.18%	5.04%	-1.01%
Guggenheim Rydex NASDAQ-100	05/07/1997	22.64%	16.68%	15.29%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.50%	1.47%	2.50%
Invesco VI EQV International Equity	09/19/2001	-0.68%	1.93%	3.02%
Invesco VI Global Health Care	04/30/2004	2.81%	2.33%	4.05%
Janus Henderson Balanced	12/31/1999	13.97%	6.85%	7.01%
Janus Henderson Enterprise	09/13/1993	13.96%	8.11%	10.56%
Janus Henderson Flexible Bond	09/13/1993	0.59%	-0.93%	0.31%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	9.87%			4.40%
Janus Henderson Global Technology Portfolio	01/18/2000	30.41%	16.61%	17.63%
LargeCap Growth I	05/26/1994	23.86%	12.78%	13.25%
LargeCap S&P 500 Index	05/03/1999	23.12%	12.79%	11.37%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LVIP American Century Value	05/01/1996	8.17%	7.32%	6.90%
LVIP American Century VP Inflation Protection	12/31/2002	0.50%	0.19%	0.68%
MFS New Discovery	05/01/1998	5.35%	3.65%	7.81%
MFS Utilities	01/03/1995	10.21%	4.54%	4.93%
MFS VIT International Value	08/23/2001	5.87%	3.81%	6.16%
Midcap	12/18/1987	18.76%	10.21%	10.89%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.50%	9.23%	9.12%
Neuberger Berman AMT Sustainable Equity	02/18/1999	24.24%	12.53%	9.89%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.57%	6.89%		6.60%
Northern Lights TOPS Balanced ETF	07/22/2015	5.49%	3.35%		3.53%
Northern Lights TOPS Conservative ETF	07/22/2015	4.68%	2.45%		2.54%
Northern Lights TOPS Growth ETF	07/22/2015	9.35%	6.02%		5.80%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	7.37%	4.71%		4.70%
PIMCO Emerging Market Bond	09/30/2002	6.45%	-0.23%	2.04%
PIMCO VIT All Asset	04/30/2004	2.51%	3.25%	3.18%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	2.67%	5.67%	0.27%
PIMCO VIT High Yield	04/30/1998	5.81%	2.31%	3.43%
PIMCO VIT Low Duration	03/31/2006	3.33%	-0.05%	0.13%
PIMCO VIT Total Return	12/31/1997	1.49%	-1.04%	0.49%
Principal Capital Appreciation	04/28/1998	24.26%	13.40%	11.72%
Principal LifeTime 2020	08/30/2004	6.33%	3.87%	4.24%
Principal LifeTime 2030	08/30/2004	7.93%	5.15%	5.34%
Principal LifeTime 2040	08/30/2004	10.41%	6.57%	6.39%
Principal LifeTime 2050	08/30/2004	12.13%	7.52%	7.07%
Real Estate Securities	05/01/1998	4.33%	2.60%	4.90%
SAM Balanced	06/03/1997	11.23%	5.40%	5.43%
SAM Conservative Balanced	04/23/1998	7.58%	3.33%	3.81%
SAM Conservative Growth	06/03/1997	13.77%	7.14%	6.86%
SAM Flexible Income	09/09/1997	5.34%	1.77%	2.66%
SAM Strategic Growth	06/03/1997	15.49%	8.50%	7.67%
Short-Term Income	01/12/1994	4.02%	0.88%	0.82%
SmallCap	05/01/1998	5.57%	6.22%	6.65%
T Rowe Price Blue Chip Growth	12/29/2000	33.79%	13.02%	13.11%
Templeton Global Bond VIP	01/24/1989	-12.34%	-5.90%	-3.14%
The Merger Fund VL	05/31/2004	2.38%	2.35%	2.35%
US LargeCap Buffer April Account	03/29/2023	17.21%			16.74%
US LargeCap Buffer January Account	12/28/2022	17.09%			17.57%
US LargeCap Buffer July Account	06/29/2022	16.69%			13.87%
US LargeCap Buffer October Account	09/29/2022	17.96%			18.44%
VanEck VIP Global Gold Fund	04/26/2013	13.24%	4.16%	5.25%
VanEck VIP Global Resources	05/01/2006	-4.08%	6.19%	-0.48%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	2.64%	5.67%	5.66%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	4.43%	9.41%	7.46%
1290 VT Micro Cap Portfolio	04/18/2014	12.84%	8.66%	8.61%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	9.18%	8.52%	8.10%
1290 VT Socially Responsible Portfolio	08/31/1999	14.45%	12.41%	10.74%
ALPS Global Opportunity	10/24/2014	10.80%	6.81%	7.95%
American Funds Asset Allocation	08/01/1989	8.92%	6.95%	6.94%
American Funds Global Small Capitalization	04/30/1998	-4.93%	1.70%	4.45%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Funds IS Growth Income	12/14/2012	16.46%	11.20%	10.36%
American Funds Managed Risk Asset Allocation	09/28/2012	7.46%	4.24%	4.79%
American Funds Managed Risk Growth	05/01/2013	16.24%	10.17%	9.29%
American Funds Managed Risk International	05/01/2013	-7.47%	-3.51%	-0.26%
American Funds Washington Mutual Investors	07/05/2001	11.64%	10.79%	8.86%
American New World	06/17/1999	-0.76%	3.23%	4.87%
BlackRock 60/40 Target Allocation ETF	04/30/2014	4.22%	5.78%	5.38%
Blackrock Advantage SMID Cap VI	04/20/1982	4.56%	7.31%	7.83%
BlackRock Global Allocation VI	02/28/1992	1.81%	4.65%	4.24%
Blue Chip	12/09/2020	13.76%			9.21%
BNY Mellon IP MidCap Stock	12/29/2000	5.18%	7.89%	6.12%
Calvert VP EAFE International Index	11/12/2002	-4.11%	3.13%	3.52%
Calvert VP Investment Grade Bond Index	03/31/2003	-6.25%	-1.61%	-0.21%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	17.61%	17.86%	16.08%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	3.87%	5.85%	6.14%
Calvert VP S&P MidCap 400 Index	05/03/1999	6.14%	8.67%	7.96%
ClearBridge Small Cap Growth	02/02/2007	-2.83%	4.07%	6.56%
Columbia Limited Duration Credit	05/07/2010	-2.44%	0.78%	1.02%
Columbia Small Cap Value	06/01/2000	1.56%	9.86%	7.86%
Core Plus Bond	12/10/1987	-6.13%	-1.11%	0.35%
Deutsche Alternative Asset Allocation	01/30/2009	-1.78%	2.91%	1.77%
Deutsche Small Mid Cap Value	05/01/1996	-1.29%	4.44%	4.12%
Diversified Balanced Managed Volatility	10/31/2013	1.71%	4.23%	4.59%
Diversified Growth Managed Volatility	10/31/2013	4.08%	5.92%	5.93%
Diversified International	03/23/1994	-2.37%	3.57%	3.79%
Equity Income	04/28/1998	8.05%	7.05%	8.08%
Fidelity VIP Contrafund	01/03/1995	26.09%	15.57%	12.17%
Fidelity VIP Energy Portfolio	07/19/2001	-3.04%	10.73%	2.74%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	0.31%	3.83%	4.48%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	2.02%	5.17%	5.75%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	5.66%	7.72%	7.37%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	6.39%	7.96%	7.49%
Fidelity VIP Gov't Money Market	01/12/2000	-2.23%	1.14%	0.40%
Fidelity VIP Health Care Portfolio	07/18/2001	-2.21%	3.90%	6.36%
Fidelity VIP Mid Cap	12/28/1998	9.98%	9.93%	7.82%
Fidelity VIP Overseas	01/28/1987	-2.27%	4.43%	4.96%
Franklin Global Real Estate	01/24/1989	-7.34%	-1.31%	1.25%
Franklin Income VIP Fund	02/29/2008	-0.02%	4.10%	3.93%
Franklin Rising Dividends	01/27/1992	3.55%	9.07%	9.20%
Franklin US Government Securities VIP	03/14/1989	-5.67%	-1.53%	-0.68%
Global Emerging Markets	10/24/2000	-0.58%	1.10%	1.96%
Goldman Sachs VIT Mid Cap Value	01/09/2006	5.01%	8.48%	6.61%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-3.77%	2.04%	0.67%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	11.61%	7.63%	7.58%
Government & High Quality Bond	05/06/1993	-6.41%	-2.18%	-0.65%
Guggenheim Floating Rate Strategies	04/22/2013	-0.27%	2.77%	2.77%
Guggenheim Global Managed Futures Strategy	11/07/2008	-6.66%	2.67%	-0.30%
Guggenheim Multi-Hedge Strategies	11/29/2005	-10.65%	1.39%	0.63%
Guggenheim Rydex Basic Materials	05/02/2001	-9.47%	6.08%	5.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	1.18%	5.04%	-1.01%
Guggenheim Rydex NASDAQ-100	05/07/1997	16.64%	16.68%	15.29%
Invesco VI Balanced-Risk Allocation	01/23/2009	-3.50%	1.47%	2.50%
Invesco VI EQV International Equity	09/19/2001	-6.68%	1.93%	3.02%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Invesco VI Global Health Care	04/30/2004	-3.19%	2.33%	4.05%
Janus Henderson Balanced	12/31/1999	7.97%	6.85%	7.01%
Janus Henderson Enterprise	09/13/1993	7.96%	8.11%	10.56%
Janus Henderson Flexible Bond	09/13/1993	-5.41%	-0.93%	0.31%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	3.87%			2.80%
Janus Henderson Global Technology Portfolio	01/18/2000	24.41%	16.61%	17.63%
LargeCap Growth I	05/26/1994	17.86%	12.78%	13.25%
LargeCap S&P 500 Index	05/03/1999	17.12%	12.79%	11.37%
LVIP American Century Value	05/01/1996	2.17%	7.32%	6.90%
LVIP American Century VP Inflation Protection	12/31/2002	-5.50%	0.19%	0.68%
MFS New Discovery	05/01/1998	-0.65%	3.65%	7.81%
MFS Utilities	01/03/1995	4.21%	4.54%	4.93%
MFS VIT International Value	08/23/2001	-0.13%	3.81%	6.16%
Midcap	12/18/1987	12.76%	10.21%	10.89%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	16.50%	9.23%	9.12%
Neuberger Berman AMT Sustainable Equity	02/18/1999	18.24%	12.53%	9.89%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	4.57%	6.89%		6.60%
Northern Lights TOPS Balanced ETF	07/22/2015	-0.51%	3.35%		3.53%
Northern Lights TOPS Conservative ETF	07/22/2015	-1.32%	2.45%		2.54%
Northern Lights TOPS Growth ETF	07/22/2015	3.35%	6.02%		5.80%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	1.37%	4.71%		4.70%
PIMCO Emerging Market Bond	09/30/2002	0.45%	-0.23%	2.04%
PIMCO VIT All Asset	04/30/2004	-3.49%	3.25%	3.18%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-3.33%	5.67%	0.27%
PIMCO VIT High Yield	04/30/1998	-0.19%	2.31%	3.43%
PIMCO VIT Low Duration	03/31/2006	-2.67%	-0.05%	0.13%
PIMCO VIT Total Return	12/31/1997	-4.51%	-1.04%	0.49%
Principal Capital Appreciation	04/28/1998	18.26%	13.40%	11.72%
Principal LifeTime 2020	08/30/2004	0.33%	3.87%	4.24%
Principal LifeTime 2030	08/30/2004	1.93%	5.15%	5.34%
Principal LifeTime 2040	08/30/2004	4.41%	6.57%	6.39%
Principal LifeTime 2050	08/30/2004	6.13%	7.52%	7.07%
Real Estate Securities	05/01/1998	-1.67%	2.60%	4.90%
SAM Balanced	06/03/1997	5.23%	5.40%	5.43%
SAM Conservative Balanced	04/23/1998	1.58%	3.33%	3.81%
SAM Conservative Growth	06/03/1997	7.77%	7.14%	6.86%
SAM Flexible Income	09/09/1997	-0.66%	1.77%	2.66%
SAM Strategic Growth	06/03/1997	9.49%	8.50%	7.67%
Short-Term Income	01/12/1994	-1.98%	0.88%	0.82%
SmallCap	05/01/1998	-0.43%	6.22%	6.65%
T Rowe Price Blue Chip Growth	12/29/2000	27.79%	13.02%	13.11%
Templeton Global Bond VIP	01/24/1989	-18.34%	-5.90%	-3.14%
The Merger Fund VL	05/31/2004	-3.62%	2.35%	2.35%
US LargeCap Buffer April Account	03/29/2023	11.21%			13.67%
US LargeCap Buffer January Account	12/28/2022	11.09%			15.43%
US LargeCap Buffer July Account	06/29/2022	10.69%			12.21%
US LargeCap Buffer October Account	09/29/2022	11.96%			16.63%
VanEck VIP Global Gold Fund	04/26/2013	7.24%	4.16%	5.25%
VanEck VIP Global Resources	05/01/2006	-10.08%	6.19%	-0.48%

For applications signed before April 6, 2017, the following are hypothetical average annual total returns for the period ending December 31, 2024 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	8.47%	5.51%	5.70%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	10.26%	9.24%	7.50%
1290 VT Micro Cap Portfolio	04/18/2014	18.66%	8.49%	8.65%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	15.01%	8.35%	8.15%
1290 VT Socially Responsible Portfolio	08/31/1999	20.27%	12.24%	10.79%
ALPS Global Opportunity	10/24/2014	16.63%	6.65%	7.80%
American Funds Asset Allocation	08/01/1989	14.75%	6.79%	6.79%
American Funds Global Small Capitalization	04/30/1998	0.92%	1.55%	4.31%
American Funds IS Growth Income	12/14/2012	22.48%	11.43%	10.63%
American Funds Managed Risk Asset Allocation	09/28/2012	13.28%	4.08%	4.64%
American Funds Managed Risk Growth	05/01/2013	22.06%	10.01%	9.14%
American Funds Managed Risk International	05/01/2013	-1.62%	-3.66%	-0.40%
American Funds Washington Mutual Investors	07/05/2001	17.46%	10.62%	8.71%
American New World	06/17/1999	5.08%	3.07%	4.73%
BlackRock 60/40 Target Allocation ETF	04/30/2014	10.05%	5.62%	5.24%
Blackrock Advantage SMID Cap VI	04/20/1982	10.40%	7.15%	7.68%
BlackRock Global Allocation VI	02/28/1992	7.65%	4.50%	4.10%
Blue Chip	12/09/2020	19.58%			9.10%
BNY Mellon IP MidCap Stock	12/29/2000	11.02%	7.73%	5.97%
Calvert VP EAFE International Index	11/12/2002	1.74%	2.97%	3.38%
Calvert VP Investment Grade Bond Index	03/31/2003	-0.40%	-1.76%	-0.21%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	23.43%	17.91%	16.25%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	9.70%	5.69%	5.99%
Calvert VP S&P MidCap 400 Index	05/03/1999	11.97%	8.51%	7.81%
ClearBridge Small Cap Growth	02/02/2007	3.01%	3.91%	6.41%
Columbia Limited Duration Credit	05/07/2010	3.41%	0.62%	0.89%
Columbia Small Cap Value	06/01/2000	7.40%	9.69%	7.71%
Core Plus Bond	12/10/1987	-0.28%	-1.26%	0.40%
Deutsche Alternative Asset Allocation	01/30/2009	4.07%	2.76%	1.63%
Deutsche Small Mid Cap Value	05/01/1996	4.55%	4.28%	3.97%
Diversified Balanced Managed Volatility	10/31/2013	7.55%	4.07%	4.45%
Diversified Growth Managed Volatility	10/31/2013	9.92%	5.76%	5.79%
Diversified International	03/23/1994	3.48%	3.42%	3.83%
Equity Income	04/28/1998	13.88%	6.89%	7.94%
Fidelity VIP Contrafund	01/03/1995	31.89%	15.39%	12.02%
Fidelity VIP Energy Portfolio	07/19/2001	2.80%	10.78%	2.90%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	6.15%	3.67%	4.53%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	7.86%	5.01%	5.79%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	11.49%	7.56%	7.42%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	12.22%	7.80%	7.53%
Fidelity VIP Gov't Money Market	01/12/2000	3.62%	0.99%	0.26%
Fidelity VIP Health Care Portfolio	07/18/2001	3.63%	3.94%	6.51%
Fidelity VIP Mid Cap	12/28/1998	15.80%	9.77%	7.67%
Fidelity VIP Overseas	01/28/1987	3.58%	4.27%	4.82%
Franklin Global Real Estate	01/24/1989	-1.49%	-1.46%	1.11%
Franklin Income VIP Fund	02/29/2008	5.82%	3.95%	3.93%
Franklin Rising Dividends	01/27/1992	9.39%	8.91%	9.05%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Franklin US Government Securities VIP	03/14/1989	0.18%	-1.68%	-0.64%
Global Emerging Markets	10/24/2000	5.26%	0.95%	2.00%
Goldman Sachs VIT Mid Cap Value	01/09/2006	10.84%	8.31%	6.46%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	2.07%	1.88%	0.53%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	17.43%	7.47%	7.43%
Government & High Quality Bond	05/06/1993	-0.56%	-2.33%	-0.61%
Guggenheim Floating Rate Strategies	04/22/2013	5.58%	2.62%	2.62%
Guggenheim Global Managed Futures Strategy	11/07/2008	-0.81%	2.52%	-0.43%
Guggenheim Multi-Hedge Strategies	11/29/2005	-4.79%	1.24%	0.49%
Guggenheim Rydex Basic Materials	05/02/2001	-3.62%	5.92%	5.18%
Guggenheim Rydex Commodities Strategy	09/30/2005	7.02%	4.88%	-1.13%
Guggenheim Rydex NASDAQ-100	05/07/1997	22.46%	16.51%	15.14%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.35%	1.32%	2.36%
Invesco VI EQV International Equity	09/19/2001	-0.83%	1.77%	2.88%
Invesco VI Global Health Care	04/30/2004	2.65%	2.18%	3.90%
Janus Henderson Balanced	12/31/1999	13.80%	6.81%	7.14%
Janus Henderson Enterprise	09/13/1993	13.98%	8.33%	10.82%
Janus Henderson Flexible Bond	09/13/1993	0.43%	-1.08%	0.17%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	9.71%			4.29%
Janus Henderson Global Technology Portfolio	01/18/2000	30.22%	16.43%	17.68%
LargeCap Growth I	05/26/1994	23.67%	12.61%	13.30%
LargeCap S&P 500 Index	05/03/1999	22.93%	12.62%	11.21%
LVIP American Century Value	05/01/1996	8.01%	7.15%	6.76%
LVIP American Century VP Inflation Protection	12/31/2002	0.35%	0.04%	0.54%
MFS New Discovery	05/01/1998	5.19%	3.49%	7.66%
MFS Utilities	01/03/1995	10.04%	4.38%	4.78%
MFS VIT International Value	08/23/2001	5.71%	3.66%	6.01%
Midcap	12/18/1987	18.58%	10.08%	10.98%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.31%	9.07%	8.97%
Neuberger Berman AMT Sustainable Equity	02/18/1999	24.05%	12.36%	9.89%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.41%	6.73%		6.58%
Northern Lights TOPS Balanced ETF	07/22/2015	5.33%	3.19%		3.51%
Northern Lights TOPS Conservative ETF	07/22/2015	4.52%	2.29%		2.52%
Northern Lights TOPS Growth ETF	07/22/2015	9.19%	5.86%		5.78%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	7.21%	4.56%		4.68%
PIMCO Emerging Market Bond	09/30/2002	6.29%	-0.27%	2.16%
PIMCO VIT All Asset	04/30/2004	2.36%	3.09%	3.04%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	2.51%	5.52%	0.13%
PIMCO VIT High Yield	04/30/1998	5.65%	2.16%	3.29%
PIMCO VIT Low Duration	03/31/2006	3.17%	-0.20%	-0.01%
PIMCO VIT Total Return	12/31/1997	1.33%	-1.19%	0.35%
Principal Capital Appreciation	04/28/1998	24.07%	13.23%	11.57%
Principal LifeTime 2020	08/30/2004	6.17%	3.72%	4.28%
Principal LifeTime 2030	08/30/2004	7.77%	4.99%	5.39%
Principal LifeTime 2040	08/30/2004	10.25%	6.41%	6.44%
Principal LifeTime 2050	08/30/2004	11.96%	7.36%	7.12%
Real Estate Securities	05/01/1998	4.17%	2.44%	4.76%
SAM Balanced	06/03/1997	11.07%	5.24%	5.28%
SAM Conservative Balanced	04/23/1998	7.42%	3.18%	3.67%
SAM Conservative Growth	06/03/1997	13.60%	6.98%	6.72%
SAM Flexible Income	09/09/1997	5.18%	1.62%	2.52%
SAM Strategic Growth	06/03/1997	15.31%	8.33%	7.53%
Short-Term Income	01/12/1994	3.86%	0.73%	0.86%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SmallCap	05/01/1998	5.41%	6.06%	6.51%
T Rowe Price Blue Chip Growth	12/29/2000	33.59%	12.85%	13.16%
Templeton Global Bond VIP	01/24/1989	-12.47%	-6.04%	-3.27%
The Merger Fund VL	05/31/2004	2.22%	2.19%	2.21%
US LargeCap Buffer April Account	03/29/2023	17.03%			16.56%
US LargeCap Buffer January Account	12/28/2022	16.91%			17.39%
US LargeCap Buffer July Account	06/29/2022	16.51%			13.70%
US LargeCap Buffer October Account	09/29/2022	17.78%			18.27%
VanEck VIP Global Gold Fund	04/26/2013	13.07%	4.21%	5.40%
VanEck VIP Global Resources	05/01/2006	-4.23%	6.03%	-0.61%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	2.47%	5.02%	5.70%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	4.26%	8.82%	7.50%
1290 VT Micro Cap Portfolio	04/18/2014	12.66%	8.06%	8.65%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	9.01%	7.91%	8.15%
1290 VT Socially Responsible Portfolio	08/31/1999	14.27%	11.86%	10.79%
ALPS Global Opportunity	10/24/2014	10.63%	6.18%	7.80%
American Funds Asset Allocation	08/01/1989	8.75%	6.32%	6.79%
American Funds Global Small Capitalization	04/30/1998	-5.08%	0.98%	4.31%
American Funds IS Growth Income	12/14/2012	16.48%	11.03%	10.63%
American Funds Managed Risk Asset Allocation	09/28/2012	7.28%	3.56%	4.64%
American Funds Managed Risk Growth	05/01/2013	16.06%	9.59%	9.14%
American Funds Managed Risk International	05/01/2013	-7.62%	-4.37%	-0.40%
American Funds Washington Mutual Investors	07/05/2001	11.46%	10.21%	8.71%
American New World	06/17/1999	-0.92%	2.54%	4.73%
BlackRock 60/40 Target Allocation ETF	04/30/2014	4.05%	5.13%	5.24%
Blackrock Advantage SMID Cap VI	04/20/1982	4.40%	6.69%	7.68%
BlackRock Global Allocation VI	02/28/1992	1.65%	3.99%	4.10%
Blue Chip	12/09/2020	13.58%			8.52%
BNY Mellon IP MidCap Stock	12/29/2000	5.02%	7.28%	5.97%
Calvert VP EAFE International Index	11/12/2002	-4.26%	2.44%	3.38%
Calvert VP Investment Grade Bond Index	03/31/2003	-6.40%	-2.42%	-0.21%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	17.43%	17.60%	16.25%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	3.70%	5.21%	5.99%
Calvert VP S&P MidCap 400 Index	05/03/1999	5.97%	8.07%	7.81%
ClearBridge Small Cap Growth	02/02/2007	-2.99%	3.39%	6.41%
Columbia Limited Duration Credit	05/07/2010	-2.59%	0.03%	0.89%
Columbia Small Cap Value	06/01/2000	1.40%	9.27%	7.71%
Core Plus Bond	12/10/1987	-6.28%	-1.90%	0.40%
Deutsche Alternative Asset Allocation	01/30/2009	-1.93%	2.21%	1.63%
Deutsche Small Mid Cap Value	05/01/1996	-1.45%	3.77%	3.97%
Diversified Balanced Managed Volatility	10/31/2013	1.55%	3.55%	4.45%
Diversified Growth Managed Volatility	10/31/2013	3.92%	5.28%	5.79%
Diversified International	03/23/1994	-2.52%	2.89%	3.83%
Equity Income	04/28/1998	7.88%	6.43%	7.94%
Fidelity VIP Contrafund	01/03/1995	25.89%	15.05%	12.02%
Fidelity VIP Energy Portfolio	07/19/2001	-3.20%	10.38%	2.90%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	0.15%	3.14%	4.53%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	1.86%	4.51%	5.79%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	5.49%	7.11%	7.42%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	6.22%	7.35%	7.53%
Fidelity VIP Gov't Money Market	01/12/2000	-2.38%	0.40%	0.26%
Fidelity VIP Health Care Portfolio	07/18/2001	-2.37%	3.42%	6.51%
Fidelity VIP Mid Cap	12/28/1998	9.80%	9.35%	7.67%
Fidelity VIP Overseas	01/28/1987	-2.42%	3.76%	4.82%
Franklin Global Real Estate	01/24/1989	-7.49%	-2.11%	1.11%
Franklin Income VIP Fund	02/29/2008	-0.18%	3.43%	3.93%
Franklin Rising Dividends	01/27/1992	3.39%	8.48%	9.05%
Franklin US Government Securities VIP	03/14/1989	-5.82%	-2.33%	-0.64%
Global Emerging Markets	10/24/2000	-0.74%	0.36%	2.00%
Goldman Sachs VIT Mid Cap Value	01/09/2006	4.84%	7.87%	6.46%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-3.93%	1.32%	0.53%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	11.43%	7.02%	7.43%
Government & High Quality Bond	05/06/1993	-6.56%	-3.00%	-0.61%
Guggenheim Floating Rate Strategies	04/22/2013	-0.42%	2.07%	2.62%
Guggenheim Global Managed Futures Strategy	11/07/2008	-6.81%	1.97%	-0.43%
Guggenheim Multi-Hedge Strategies	11/29/2005	-10.79%	0.66%	0.49%
Guggenheim Rydex Basic Materials	05/02/2001	-9.62%	5.44%	5.18%
Guggenheim Rydex Commodities Strategy	09/30/2005	1.02%	4.38%	-1.13%
Guggenheim Rydex NASDAQ-100	05/07/1997	16.46%	16.18%	15.14%
Invesco VI Balanced-Risk Allocation	01/23/2009	-3.65%	0.74%	2.36%
Invesco VI EQV International Equity	09/19/2001	-6.83%	1.21%	2.88%
Invesco VI Global Health Care	04/30/2004	-3.35%	1.62%	3.90%
Janus Henderson Balanced	12/31/1999	7.80%	6.34%	7.14%
Janus Henderson Enterprise	09/13/1993	7.98%	7.89%	10.82%
Janus Henderson Flexible Bond	09/13/1993	-5.57%	-1.71%	0.17%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	3.71%			2.69%
Janus Henderson Global Technology Portfolio	01/18/2000	24.22%	16.11%	17.68%
LargeCap Growth I	05/26/1994	17.67%	12.24%	13.30%
LargeCap S&P 500 Index	05/03/1999	16.93%	12.25%	11.21%
LVIP American Century Value	05/01/1996	2.01%	6.69%	6.76%
LVIP American Century VP Inflation Protection	12/31/2002	-5.65%	-0.57%	0.54%
MFS New Discovery	05/01/1998	-0.81%	2.97%	7.66%
MFS Utilities	01/03/1995	4.04%	3.87%	4.78%
MFS VIT International Value	08/23/2001	-0.29%	3.13%	6.01%
Midcap	12/18/1987	12.58%	9.67%	10.98%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	16.31%	8.64%	8.97%
Neuberger Berman AMT Sustainable Equity	02/18/1999	18.05%	11.98%	9.89%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	4.41%	6.26%		6.58%
Northern Lights TOPS Balanced ETF	07/22/2015	-0.67%	2.65%		3.51%
Northern Lights TOPS Conservative ETF	07/22/2015	-1.48%	1.74%		2.52%
Northern Lights TOPS Growth ETF	07/22/2015	3.19%	5.38%		5.78%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	1.21%	4.05%		4.68%
PIMCO Emerging Market Bond	09/30/2002	0.29%	-0.88%	2.16%
PIMCO VIT All Asset	04/30/2004	-3.64%	2.55%	3.04%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-3.49%	5.03%	0.13%
PIMCO VIT High Yield	04/30/1998	-0.35%	1.60%	3.29%
PIMCO VIT Low Duration	03/31/2006	-2.83%	-0.81%	-0.01%
PIMCO VIT Total Return	12/31/1997	-4.67%	-1.83%	0.35%
Principal Capital Appreciation	04/28/1998	18.07%	12.87%	11.57%
Principal LifeTime 2020	08/30/2004	0.17%	3.19%	4.28%
Principal LifeTime 2030	08/30/2004	1.77%	4.49%	5.39%
Principal LifeTime 2040	08/30/2004	4.25%	5.94%	6.44%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2050	08/30/2004	5.96%	6.90%	7.12%
Real Estate Securities	05/01/1998	-1.83%	1.89%	4.76%
SAM Balanced	06/03/1997	5.07%	4.75%	5.28%
SAM Conservative Balanced	04/23/1998	1.42%	2.64%	3.67%
SAM Conservative Growth	06/03/1997	7.60%	6.51%	6.72%
SAM Flexible Income	09/09/1997	-0.82%	1.05%	2.52%
SAM Strategic Growth	06/03/1997	9.31%	7.89%	7.53%
Short-Term Income	01/12/1994	-2.14%	0.14%	0.86%
SmallCap	05/01/1998	-0.59%	5.58%	6.51%
T Rowe Price Blue Chip Growth	12/29/2000	27.59%	12.48%	13.16%
Templeton Global Bond VIP	01/24/1989	-18.47%	-6.82%	-3.27%
The Merger Fund VL	05/31/2004	-3.78%	1.64%	2.21%
US LargeCap Buffer April Account	03/29/2023	11.03%			13.49%
US LargeCap Buffer January Account	12/28/2022	10.91%			15.25%
US LargeCap Buffer July Account	06/29/2022	10.51%			12.04%
US LargeCap Buffer October Account	09/29/2022	11.78%			16.45%
VanEck VIP Global Gold Fund	04/26/2013	7.07%	3.70%	5.40%
VanEck VIP Global Resources	05/01/2006	-10.23%	5.55%	-0.61%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	8.20%	5.24%	5.44%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	9.99%	8.97%	7.24%
1290 VT Micro Cap Portfolio	04/18/2014	18.36%	8.22%	8.38%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	14.72%	8.08%	7.88%
1290 VT Socially Responsible Portfolio	08/31/1999	19.97%	11.96%	10.51%
ALPS Global Opportunity	10/24/2014	16.33%	6.39%	7.53%
American Funds Asset Allocation	08/01/1989	14.46%	6.52%	6.52%
American Funds Global Small Capitalization	04/30/1998	0.67%	1.29%	4.05%
American Funds IS Growth Income	12/14/2012	22.17%	11.15%	10.35%
American Funds Managed Risk Asset Allocation	09/28/2012	13.00%	3.82%	4.38%
American Funds Managed Risk Growth	05/01/2013	21.75%	9.73%	8.86%
American Funds Managed Risk International	05/01/2013	-1.87%	-3.90%	-0.65%
American Funds Washington Mutual Investors	07/05/2001	17.17%	10.34%	8.44%
American New World	06/17/1999	4.82%	2.82%	4.47%
BlackRock 60/40 Target Allocation ETF	04/30/2014	9.78%	5.36%	4.97%
Blackrock Advantage SMID Cap VI	04/20/1982	10.12%	6.88%	7.41%
BlackRock Global Allocation VI	02/28/1992	7.38%	4.23%	3.84%
Blue Chip	12/09/2020	19.28%			8.82%
BNY Mellon IP MidCap Stock	12/29/2000	10.74%	7.46%	5.71%
Calvert VP EAFE International Index	11/12/2002	1.48%	2.72%	3.12%
Calvert VP Investment Grade Bond Index	03/31/2003	-0.65%	-2.01%	-0.46%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	23.12%	17.61%	15.96%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	9.43%	5.43%	5.73%
Calvert VP S&P MidCap 400 Index	05/03/1999	11.69%	8.24%	7.54%
ClearBridge Small Cap Growth	02/02/2007	2.75%	3.65%	6.15%
Columbia Limited Duration Credit	05/07/2010	3.15%	0.37%	0.63%
Columbia Small Cap Value	06/01/2000	7.13%	9.42%	7.44%
Core Plus Bond	12/10/1987	-0.53%	-1.50%	0.14%
Deutsche Alternative Asset Allocation	01/30/2009	3.80%	2.50%	1.38%
Deutsche Small Mid Cap Value	05/01/1996	4.29%	4.02%	3.71%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Balanced Managed Volatility	10/31/2013	7.28%	3.81%	4.19%
Diversified Growth Managed Volatility	10/31/2013	9.64%	5.50%	5.52%
Diversified International	03/23/1994	3.22%	3.16%	3.57%
Equity Income	04/28/1998	13.59%	6.63%	7.67%
Fidelity VIP Contrafund	01/03/1995	31.56%	15.10%	11.74%
Fidelity VIP Energy Portfolio	07/19/2001	2.54%	10.50%	2.64%
Fidelity VIP Freedom 2020 Portfolio	04/26/2005	5.88%	3.41%	4.26%
Fidelity VIP Freedom 2030 Portfolio	04/26/2005	7.59%	4.75%	5.53%
Fidelity VIP Freedom 2040 Portfolio	04/08/2009	11.21%	7.29%	7.15%
Fidelity VIP Freedom 2050 Portfolio	04/08/2009	11.94%	7.53%	7.26%
Fidelity VIP Gov't Money Market	01/12/2000	3.36%	0.73%	0.01%
Fidelity VIP Health Care Portfolio	07/18/2001	3.37%	3.68%	6.25%
Fidelity VIP Mid Cap	12/28/1998	15.51%	9.49%	7.40%
Fidelity VIP Overseas	01/28/1987	3.32%	4.01%	4.56%
Franklin Global Real Estate	01/24/1989	-1.74%	-1.71%	0.86%
Franklin Income VIP Fund	02/29/2008	5.56%	3.69%	3.67%
Franklin Rising Dividends	01/27/1992	9.11%	8.63%	8.78%
Franklin US Government Securities VIP	03/14/1989	-0.07%	-1.93%	-0.89%
Global Emerging Markets	10/24/2000	4.99%	0.70%	1.75%
Goldman Sachs VIT Mid Cap Value	01/09/2006	10.56%	8.04%	6.20%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	1.82%	1.63%	0.28%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	17.13%	7.20%	7.16%
Government & High Quality Bond	05/06/1993	-0.81%	-2.58%	-0.85%
Guggenheim Floating Rate Strategies	04/22/2013	5.31%	2.36%	2.37%
Guggenheim Global Managed Futures Strategy	11/07/2008	-1.06%	2.26%	-0.68%
Guggenheim Multi-Hedge Strategies	11/29/2005	-5.03%	0.99%	0.24%
Guggenheim Rydex Basic Materials	05/02/2001	-3.86%	5.66%	4.91%
Guggenheim Rydex Commodities Strategy	09/30/2005	6.75%	4.62%	-1.38%
Guggenheim Rydex NASDAQ-100	05/07/1997	22.15%	16.22%	14.85%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.09%	1.06%	2.11%
Invesco VI EQV International Equity	09/19/2001	-1.08%	1.52%	2.63%
Invesco VI Global Health Care	04/30/2004	2.39%	1.92%	3.64%
Janus Henderson Balanced	12/31/1999	13.51%	6.54%	6.87%
Janus Henderson Enterprise	09/13/1993	13.69%	8.06%	10.54%
Janus Henderson Flexible Bond	09/13/1993	0.18%	-1.33%	-0.08%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	9.43%			4.03%
Janus Henderson Global Technology Portfolio	01/18/2000	29.89%	16.14%	17.39%
LargeCap Growth I	05/26/1994	23.36%	12.33%	13.01%
LargeCap S&P 500 Index	05/03/1999	22.62%	12.34%	10.93%
LVIP American Century Value	05/01/1996	7.74%	6.89%	6.49%
LVIP American Century VP Inflation Protection	12/31/2002	0.10%	-0.21%	0.29%
MFS New Discovery	05/01/1998	4.92%	3.24%	7.39%
MFS Utilities	01/03/1995	9.76%	4.12%	4.52%
MFS VIT International Value	08/23/2001	5.45%	3.40%	5.75%
Midcap	12/18/1987	18.28%	9.80%	10.70%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.01%	8.80%	8.70%
Neuberger Berman AMT Sustainable Equity	02/18/1999	23.74%	12.08%	9.62%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.13%	6.46%		6.31%
Northern Lights TOPS Balanced ETF	07/22/2015	5.06%	2.93%		3.25%
Northern Lights TOPS Conservative ETF	07/22/2015	4.26%	2.03%		2.26%
Northern Lights TOPS Growth ETF	07/22/2015	8.91%	5.59%		5.52%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	6.94%	4.29%		4.42%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO Emerging Market Bond	09/30/2002	6.02%	-0.51%	1.91%
PIMCO VIT All Asset	04/30/2004	2.10%	2.83%	2.78%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	2.25%	5.25%	-0.12%
PIMCO VIT High Yield	04/30/1998	5.39%	1.90%	3.03%
PIMCO VIT Low Duration	03/31/2006	2.91%	-0.45%	-0.26%
PIMCO VIT Total Return	12/31/1997	1.08%	-1.44%	0.10%
Principal Capital Appreciation	04/28/1998	23.76%	12.95%	11.29%
Principal LifeTime 2020	08/30/2004	5.90%	3.46%	4.02%
Principal LifeTime 2030	08/30/2004	7.50%	4.73%	5.12%
Principal LifeTime 2040	08/30/2004	9.97%	6.14%	6.17%
Principal LifeTime 2050	08/30/2004	11.68%	7.09%	6.85%
Real Estate Securities	05/01/1998	3.91%	2.18%	4.49%
SAM Balanced	06/03/1997	10.79%	4.98%	5.02%
SAM Conservative Balanced	04/23/1998	7.15%	2.92%	3.41%
SAM Conservative Growth	06/03/1997	13.31%	6.71%	6.45%
SAM Flexible Income	09/09/1997	4.92%	1.36%	2.27%
SAM Strategic Growth	06/03/1997	15.02%	8.06%	7.26%
Short-Term Income	01/12/1994	3.60%	0.48%	0.61%
SmallCap	05/01/1998	5.15%	5.79%	6.24%
T Rowe Price Blue Chip Growth	12/29/2000	33.26%	12.57%	12.87%
Templeton Global Bond VIP	01/24/1989	-12.69%	-6.27%	-3.51%
The Merger Fund VL	05/31/2004	1.97%	1.94%	1.95%
US LargeCap Buffer April Account	03/29/2023	16.73%			16.27%
US LargeCap Buffer January Account	12/28/2022	16.61%			17.10%
US LargeCap Buffer July Account	06/29/2022	16.22%			13.42%
US LargeCap Buffer October Account	09/29/2022	17.48%			17.97%
VanEck VIP Global Gold Fund	04/26/2013	12.79%	3.95%	5.14%
VanEck VIP Global Resources	05/01/2006	-4.47%	5.77%	-0.86%

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2024	$7,000	$14,000
2025	$7,000	$14,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2024 and 2025. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.

Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $70,000 for 2025.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2024	$23,000	$7,500
2025	$23,500	$7,500
Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $11,250 in place of the $7,500 catch-up contribution, if your plan allows.
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart below.
In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2024 and 2025. Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $5,250 in place of the $3,500 catch-up contribution, if your plan allows.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $16,500 limit in 2025) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2025, an individual under age 50 defers the maximum of $16,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($23,500 - $16,500) to the 401(k) plan for 2025.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2024	$16,000	$3,500	$23,000
2025	$16,500	$3,500	$23,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2024	$7,000	$1,000
2025	$7,000	$1,000
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2024 and 2025.
For succeeding years, individual Roth IRA contributions and catch-up contribution limits are indexed for cost-of-living.

For 2024, modified adjust gross income must be under $146,000 for single filers or under $230,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $146,000 or more and for joint filers with adjusted gross income $230,000 or more.
For 2025, modified adjusted gross income must be under $150,000 for single filers or under $236,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $150,000 or more and for joint filers with adjusted gross income of $230,000 or more.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
FLEXIBLE PENSION BUILDER DISCLOSURE
At the time the owner submits a deferred income transfer request, the Company will inform the contract owner of the following:
(a)Amounts used to purchase deferred income payments are not liquid once the deferred income transfer is made.
(b)Deferred income payments made pursuant to the Flexible Pension Builder Rider are subject to the claims paying ability of the Company.
(c)The deferred income payment amount that the owner receives from the Company may be higher or lower than the amount the owner might receive if he or she purchased a similar product offered by the Company or by another company. When making a deferred income transfer, the owner should consider, in consultation with his or her financial adviser, payment amounts for similar products, as well as the owner’s future income needs, tax situation, contract terms, and the claims paying ability of the insurance company.
(d)The deferred income payment amount is based on various factors disclosed in your prospectus. The confirmation the Company will send the owner with respect to the deferred income transfer will provide the owner with the deferred income payment amount for the amount transferred.
Upon completion of a deferred income transfer, the owner will receive a confirmation that will include information about:
(a)The amount of the deferred income payment purchased.
(b)The lack of liquidity of amounts transferred to the Flexible Pension Builder Rider.
(c)The owner’s ability to consider other products offered by the Company or by another company and the right to cancel the deferred income transfer within the 10 day cancellation period.
(d)The compensation, if any, paid to the broker/dealer or any other person as a result of the deferred income transfer.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Separate Account B and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Separate Account B with the Securities and Exchange Commission on April 28, 2025.

PART C
OTHER INFORMATION
Item 27.    Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
(b)	Custodian Agreements - N/A
(c)	Underwriting Contracts
	(1)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(2)	Selling Agreement (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Contracts
	(1)	Form of Variable Annuity Contract (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(2)	Waiver of Surrender Charge Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(3)	Deferred Income Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4)	No Surrender Charge Rider (Liquidity Max) (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(5)	Return of Premium Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(6)	Annual Step-up Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(7)	Contract Data Page (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(8)	Traditional IRA Endorsement (filed with the Post-Effective Amendment #16 to the Registration Statement on 4/30/2025 Accession No. 0000009713-25-000074)
	(9)	Roth IRA Endorsement (filed with the Post-Effective Amendment #16 to the Registration Statement on 4/30/2025 Accession No. 0000009713-25-000074).
	(10)	SIMPLE IRA Endorsement (filed with the Post-Effective Amendment #16 to the Registration Statement on 4/30/2025 Accession No. 0000009713-25-000074).
(e)	Applications
	(1)	Form of Variable Annuity Application (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Depositor's Certificate of Incorporation and By-laws
	(1)	Articles of Incorporation of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(2)	Bylaws of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. ALPS
	(a)	ALPS Variable Investment Trust Participation Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(b)	ALPS Variable Investment Trust Rule 22c-2 Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

2. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

3. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

4. BNY Mellon (formerly Dreyfus)
(a)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(g)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

5. Calvert
(a)	Calvert Variable Products, Inc. Consolidated Fund Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Calvert Insurance Services, Inc. Amendment to Consolidated Fund Participation Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(c)	Calvert Insurance Services, Inc. Consolidated Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Calvert Insurance Services, Inc. Amendment to Consolidated Services Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(e)	Calvert Distributors, Inc. Rule 22-2 Agreement with Princor dated 04/10/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Calvert Distributors, Inc. Rule 22-2 Agreement with Principal Life Insurance Company dated 03/29/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Calvert Investors, Inc. Omnibus Termination Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

6. ClearBridge/Legg Mason
(a)	Legg Mason Participation Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(b)	Legg Mason Administrative Services Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

7. Columbia
(a)	Columbia Funds Variable Insurance Trust Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(b)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(c)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

8. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

9. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

10. Fidelity
(a)	Fidelity Distributors Corporation Amended and Restated Participation Agreement dated 12/20/2004 (filed with the Commission for 333-116220 as Ex-99.8E1 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Fidelity Investments Institutional Operations Company, Inc. Services Agreement dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E2 on 05/01/2008 Accession No. 0000950137-08-006515)
(c)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(d)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(e)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Initial Class Shares dated 03/01/2000 (filed with the Commission for 333-116220 as Ex-99.8E4 on 05/01/2008 Accession No. 0000950137-08-006515)

(f)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class 2 Shares dated 04/01/2002 (filed with the Commission for 333-116220 as Ex-99.8E5 on 05/01/2008 Accession No. 0000950137-08-006515)

11. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(p)	Amendment to Franklin Templeton Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(q)	Amendment to Franklin Templeton Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

12. Goldman Sachs
(a)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

13. Guggenheim/Rydex
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

14. Invesco (formerly AIM Advisors, Inc.)
(a)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(b)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(g)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(i)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

15. Janus
(a)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(b)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(k)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

16. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092)

17. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	MFS Fund Distributors, Inc. Amended and Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(d)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(e)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

18. Neuberger Berman
(a)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(e)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

19. PIMCO
(a)	PIMCO Variable Insurance Trust Participation Agreement dated 03/09/09- (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 03/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(g)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(h)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

20. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(h)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

21. T. Rowe Price
(a)	Participation Agreement with T Rowe Equity Series Inc. dated October 14. 2004, as amended (filed with the Commission for 333-116220 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Administrative Services Agreement with T. Rowe Equity Series Inc. dated October 14, 2004, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(c)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Rule 12b-1 Agreement with T Rowe Equity Series Inc. dated October 14, 2004 (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Rule 22c-2 Agreement with T Rowe Equity Series Inc. dated October 14, 2004 (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Participation Agreement Amendment with T. Rowe Equity Series Inc. dated 05/01/2017 (filed with the Commission for 333-116220 on 04/29/2019 Accession No. 0000009713-19-000038)
(g)	Administrative Fee Agreement with T. Rowe Price Services, Inc. dated May 1, 2024 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092).
(h)	Supplement to the Administrative Fee Agreement with T. Rowe Price Services, Inc. dated May 1, 2024 (filed with the Commission on 4/29/2024 Accession No. 0000009713-24-000092).

22. The Merger Fund VL
(a)	The Merger Fund VL Participation Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(b)	The Merger Fund VL Administrative Services Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

23. Van Eck
(a)	Van Eck Worldwide Insurance Trust Participation Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L1 on 03/01/2010 Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000045)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000045)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000054), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000045) for J. S. Auerbach, filed as Ex-99(L)(2) on 04/29/2021 (Accession No. 0000009713-21-000073) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000062) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000050) for H. E. Mitchell.

(3) Opinion of Counsel (filed with the Post-Effective Amendment #16 to the Registration Statement on 4/30/2025 Accession No. 0000009713-25-000074).

(m)	Omitted Financial Statements - N/A

(n)	Initial Capital Agreements - N/A

(o)	Form of Initial Summary Prospectus (filed with the Post-Effective Amendment #16 to the Registration Statement on 4/30/2025 Accession No. 0000009713-25-000074).

* Filed Herein
** To be filed by amendment

Item 28. Officers and Directors of the Insurance Company
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 3 Penon Peak Trail Carmel, CA 93923	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 100 S. Birch #1801A Ft. Lauderdale, FL 33316	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 682 Ardsley Road Winnetka, IL 60093	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 89 East Wharf Road Madison, CT 06443	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Finance Committees
DEANNA D. STRABLE - SOETHOUT Principal Financial Group Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE DAVIES (1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC (1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2024 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2024)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100

→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100

→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for index-linked annuity contracts issued by Principal Life Insurance Company.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal
Principal Financial Group (1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director, Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$98,313,227	0	0	0

Item 32. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 33. Management Services
N/A
Item 34. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 14th day of October, 2025.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of the Board, Executive Committee Principal Life, President and Chief Executive Officer	October 14, 2025
D. D. Strable-Soethout

/s/ K. L. Wilhelm	Vice President and Controller	October 14, 2025
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive Vice President and Chief Financial Officer	October 14, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	October 14, 2025
J. S. Auerbach

/s/ M. E. Beams*	Director	October 14, 2025
M. E. Beams

/s/ J. Carter-Miller*	Director	October 14, 2025
J. Carter-Miller

/s/ R. C. Hochschild*	Director	October 14, 2025
R. C. Hochschild

/s/ S. M. Mills*	Director	October 14, 2025
S. M. Mills

/s/ H. E. Mitchell*	Director	October 14, 2025
H. E. Mitchell

/s/ C. Muruzabal*	Director	October 14, 2025
C. Muruzabal

/s/ D. C. Nordin*	Director	October 14, 2025
D. C. Nordin

/s/ B. C. Pickerell*	Director	October 14, 2025
B. C. Pickerell

/s/ C. S. Richer*	Director	October 14, 2025
C. S. Richer

/s/ A. Rivera*	Director	October 14, 2025
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously

*
Pursuant to Powers of Attorney
Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000054), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000045) for J. S. Auerbach, filed as Ex-99(L)(2) on 04/29/2021 (Accession No. 0000009713-21-000073) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000062) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000050) for H. E. Mitchell